Labor and Social Security Obligations (Tables)	12 Months Ended
Dec. 31, 2025
Texts Block [Abstract]
Summary of Labor and Social Security Obligations

	12/31/2025	12/31/2024
Profit sharing	170,480	146,743
Labor provisions	38,163	44,320

	208,643	191,063

Current	199,422	182,071
Non-current	9,221	8,992